Employment benefit plans - Summary of Sensitivity Analysis for Significant Actuarial Assumptions (Detail) - Defined Benefit Gratuity Plan [Member] ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Actuarial Assumption of Discount Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in discount rate	0.50%	0.50%
Decrease in discount rate	0.50%	0.50%
Increase in salary escalation	₨ 520	$ 6	₨ 314
Decrease in salary escalation	₨ 545	$ 6	330
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in discount rate	0.50%	0.50%
Decrease in discount rate	0.50%	0.50%
Increase in salary escalation	₨ 541	$ 6	328
Decrease in salary escalation	₨ 524	$ 6	₨ 316